Fair Value Measurements and Financial Instruments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost Method Investments, carrying value	$ 80	$ 71
Aggregate fair value, fixed-rate debt obligations	3,740
Aggregate carrying value, fixed-rate debt obligations	3,774
Aggregate carrying value, variable-rate debt obligations	2,651
Cash equivalents at carrying value excluding money market securities	393	713
In-Process Research and Development and Tradenames [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible asset impairment charges, Indefinite-lived		58	$ 29
Estimated fair value after write-down		55	50
Customer-Related Intangible Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible asset impairment charges, Finite-lived	2		13
Long Lived Asset Charges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed asset write-offs	$ 18	$ 25	$ 14